LEASE (Details)	12 Months Ended
	Sep. 30, 2021 USD ($) lease	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
LEASE
Operating Lease Expenses	$ 109,346	$ 71,826	$ 10,470
Number of Operating Leases | lease	1
Operating Lease Assets:
Total operating lease assets	$ 118,154	243,874
Operating lease obligations:
Current operating lease liabilities	55,847	82,468
Non-current operating lease liabilities	106,180	155,723
Total Lease liabilities	$ 162,027	$ 238,191